ELOC (Details) - USD ($)		12 Months Ended
	Aug. 28, 2024	Mar. 31, 2026	Mar. 31, 2025
ELOC [Member]
ELOC [Line Items]
Equity line of credit	$ 25,000,000
Purchase agreement	100,000,000
Issuance costs		$ 581,836	$ 282,100
ELOC [Member] | Common Shares [Member]
ELOC [Line Items]
Number of shares issued (in Shares)		1,051,973	35,024
Total consideration amount		$ 14,545,896	$ 6,692,495
White Lion Capital, LLC [Member]
ELOC [Line Items]
Equity line of credit	$ 100,000,000
White Lion [Member]
ELOC [Line Items]
Commitment fee		$ 187,500
White Lion [Member] | Common Shares [Member]
ELOC [Line Items]
Number of shares issued (in Shares)		543